Note 3 - Acquisitions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	9	8
Business Combination, Acquisition Related Costs	$ 408	$ 1,183	$ 655
Business Acquisition, Goodwill, Expected Tax Deductible Amount	6,753	7,620	508
Business Combination, Contingent Consideration, Liability	3,316
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	3,005
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	3,535
Contingent Consideration Paid	$ 7,172	$ 2,053	$ 350
FirstService Residential Segment [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	7	5	3
FirstService Brands Segment [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired	2	3
FirstService Brands Segment [Member] | Florida and Chicago [Member]
Note 3 - Acquisitions (Details) [Line Items]
Number of Businesses Acquired		2